UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 207 025 7613
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Signature, Place, and Date of Signing:

        /s/ Angus Milne           London, England                  05/15/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            9
                                               -------------

Form 13F Information Table Value Total:          3,937,599
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5   COLUMN 6   COLUMN 7           COLUMN 8


                                                      VALUE  SHRS OR  SH/ PUT/ INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS  CUSIP         (x$1000) PRN AMT PRN CALL DISCRETION   MANAGERS   SOLE SHARED NONE

TRANSALTA CORP        COM           89346D107      180,262  5,792,600 SH          SOLE        N/A      5,792,600
STERLITE INDS INDIA
LTD                   ADS           859737207      253,837 14,244,479 SH          SOLE        N/A     14,244,479
CSX CORP              COM           126408103      997,878 17,796,998 SH          SOLE        N/A     17,796,998
CME GROUP INC         COM           12572Q105      244,120    520,400 SH          SOLE        N/A        520,400
MARTIN MARIETTA
MATLS INC             COM           573284106       56,774    534,750 SH          SOLE        N/A        534,750
MASTERCARD INC        CL A          57636Q104      445,467  1,997,700 SH          SOLE        N/A      1,997,700
NYMEX HOLDINGS INC    COM           62948N104       31,358    346,000 SH          SOLE        N/A        346,000
UNION PAC CORP        COM           907818108    1,441,870 11,500,000 SH          SOLE        N/A     11,500,000
VULCAN MATLS CO       COM           929160109      286,033  4,307,720 SH          SOLE        N/A      4,307,720

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